Loan Receivable (Tables)	6 Months Ended
Jun. 30, 2025
Loan Receivable [Abstract]
Schedule of Loan Receivable	The loan receivable amounts consist of the following:
	June 30, 2025	December 31, 2024
	EUR	EUR
Current asset
Short term loan receivable	301,047	311,171
	301,047	311,171